Fair value measurement (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Measurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory

Determination of fair values from quoted market

prices or valuation techniques
1
30.6.23 31.3.23 31.12.22
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at fair value on a recurring basis
Financial assets at fair value held for trading
117,863 30,122 3,113 151,098 104,793 11,865 1,099 117,757 96,241 10,138 1,488 107,866
of which: Equity instruments
96,546 1,330 454 98,329 87,723 295 177 88,194 83,074 789 126 83,988
of which: Government bills / bonds 13,586 11,865 67 25,518 8,902 1,534 23 10,460 5,496 950 18 6,464
of which: Investment fund units
6,123 773 146 7,043 7,187 536 10 7,733 6,673 596 61 7,330
of which: Corporate and municipal bonds
1,592 11,310 995 13,897 977 7,449 442 8,867 976 6,363 541 7,880
of which: Loans 0 2,854 1,045 3,899 0 1,812 329 2,141 0 1,179 628 1,807
of which: Asset-backed securities
15 1,970 406 2,391 4 239 118 360 22 261 114 397
Derivative financial instruments
1,072 181,900 2,978 185,949 879 112,064 1,309 114,251 769 147,875 1,464 150,108
of which: Foreign exchange 576 73,686 425 74,686 515 51,731 3 52,249 575 84,881 2 85,458
of which: Interest rate
0 62,950 761 63,711 0 36,339 398 36,737 0 39,345 460 39,805
of which: Equity / index
1 38,544 1,108 39,652 1 21,180 578 21,759 1 21,542 653 22,195
of which: Credit 0 4,802 580 5,382 0 944 309 1,253 0 719 318 1,038
of which: Commodities
7 1,686 28 1,720 0 1,780 20 1,800 0 1,334 30 1,365
Brokerage receivables
0 21,537 0 21,537 0 21,025 0 21,025 0 17,576 0 17,576
Financial assets at fair value not held for trading
31,358 71,889 15,358 118,605 32,279 30,713 3,834 66,826 26,572 29,498 3,725 59,796
of which: Financial assets for unit-linked
investment contracts
14,802 171 0 14,973 14,004 97 0 14,101 13,071 1 0 13,072
of which: Corporate and municipal bonds
61 12,673 359 13,093 86 13,601 241 13,928 35 14,101 230 14,366
of which: Government bills / bonds
16,144 3,976 0 20,120 17,824 3,140 0 20,965 13,103 3,638 0 16,741
of which: Loans 0 10,395 7,861 18,256 0 3,706 810 4,516 0 3,602 736 4,337
of which: Securities financing transactions 0 43,798 109 43,907 0 9,670 108 9,779 0 7,590 114 7,704
of which: Auction rate securities
0 0 1,321 1,321 0 0 1,321 1,321 0 0 1,326 1,326
of which: Investment fund units
321 516 683 1,519 295 498 288 1,081 307 566 190 1,063
of which: Equity instruments 29 227 3,092 3,348 70 0 879 949 57 0 792 849
Financial assets measured at fair value through other comprehensive income on a recurring basis
Financial assets measured at fair value through
other comprehensive income
65 2,152 0 2,217 60 2,181 0 2,241 57 2,182 0 2,239
of which: Commercial paper and certificates
of deposit
0 1,926 0 1,926 0 1,921 0 1,921 0 1,878 0 1,878
of which: Corporate and municipal bonds
65 217 0 282 60 233 0 293 57 278 0 335
Non-financial assets measured at fair value on a recurring basis
Precious metals and other physical commodities 5,794 0 0 5,794 4,506 0 0 4,506 4,471 0 0 4,471
Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets
2
0 1 89 90 0 0 109 109 0 0 110 110
Total assets measured at fair value 156,152
307,601 21,538 485,291 142,516 177,847 6,351 326,714 128,110 207,269 6,788 342,166
of which: Credit Suisse
3
15,168 121,363 14,769 151,301

Disclosure Of Fair Value Measurement Of Liabilities Explanatory

Determination of fair values from quoted market

prices or valuation techniques (continued)
1
30.6.23 31.3.23 31.12.22
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value on a recurring basis
Financial liabilities at fair value held for trading 33,231 6,983 150 40,364 28,332 5,941 101 34,374 23,578 5,823 114 29,515
of which: Equity instruments
22,984 311 83 23,378 19,411 370 58 19,839 16,521 352 78 16,951
of which: Corporate and municipal bonds
32 5,639 61 5,731 33 4,610 38 4,681 36 4,643 27 4,707
of which: Government bills / bonds
9,159 957 0 10,115 7,919 728 0 8,647 5,880 706 1 6,587
of which: Investment fund units
1,057 46 3 1,106 969 204 3 1,176 1,141 84 3 1,229
Derivative financial instruments 1,007 186,797 5,343 193,147 967 113,051 2,095 116,113 640 152,582 1,684 154,906
of which: Foreign exchange 591 75,856 132 76,580 529 52,706 33 53,267 587 87,897 24 88,508
of which: Interest rate
0 61,690 355 62,045 0 34,317 360 34,677 0 37,429 116 37,545
of which: Equity / index
0 41,569 3,714 45,284 1 23,207 1,365 24,573 0 24,963 1,184 26,148
of which: Credit 2 5,629 605 6,235 0 1,057 286 1,343 0 920 279 1,199
of which: Commodities
6 1,685 37 1,728 0 1,592 33 1,625 0 1,309 52 1,361
Financial liabilities designated at fair value on a recurring basis
Brokerage payables designated at fair value 0 43,852 0 43,852 0 43,911 0 43,911 0 45,085 0 45,085
Debt issued designated at fair value
0 105,951 19,099 125,050 0 66,748 10,485 77,233 0 63,111 10,527 73,638
Other financial liabilities designated at fair value
0 33,097 3,025 36,122 0 25,180 579 25,758 0 29,547 691 30,237
of which: Financial liabilities related to unit-
linked investment contracts
0 15,124 0 15,124 0 14,243 0 14,243 0 13,221 0 13,221
of which: Securities financing transactions
0 13,295 0 13,295 0 9,707 0 9,707 0 15,333 0 15,333
of which: Over-the-counter debt instruments
and others
0 4,678 3,025 7,703 0 1,230 579 1,809 0 993 691 1,684
Total liabilities measured at fair value
34,238 376,680 27,616 438,534 29,299 254,831 13,260 297,390 24,219 296,148 13,015 333,381
of which: Credit Suisse
3
4,442 103,921 13,284 121,646
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented.

2 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are

measured at the lower of their net carrying amount or

fair value less costs to sell.

3 Refer to Note 2
for more information about the acquisition of the Credit Suisse Group.

Disclosure Of Deferred Day-One Profit Or Loss Explanatory

Deferred day-1 profit or loss reserves
For the quarter ended Year-to-date
USD m 30.6.23 31.3.23 30.6.22 30.6.23 30.6.22
Reserve balance at the beginning of the period 399 422 425 422 418
Profit / (loss) deferred on new transactions 78 91 86 169 161
(Profit) / loss recognized in the income statement (75) (113) (58) (188) (127)
Foreign currency translation (1) 0 (1) (1) (1)
Reserve balance at the end of the period 402 399 451 402 451

Disclosure Of Valuation Adjustment Reserves On The Balance Sheet Explanatory

Other valuation adjustment reserves on the

balance sheet
As of
USD m 30.6.23 31.3.23 31.12.22
Own credit adjustments on financial liabilities designated at fair value

1
142 624 556
of which: debt issued designated at fair value 46 495 453
of which: other financial liabilities designated at fair value 96 129 103
Credit valuation adjustments

2
(151) (33) (33)
Funding / Debit valuation adjustments

3
(172) (101) (46)
Other valuation adjustments (2,911) (801) (839)
of which: liquidity (1,905) (299) (311)
of which: model uncertainty (1,005) (502) (529)

1 Own credit adjustments on financial liabilities designated at fair value includes amounts for TLAC notes

2 Amount does not include reserves against defaulted counterparties.

3 Amount includes debit valuation
adjustments.

Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Explanatory

Valuation techniques and inputs

used in the fair value measurement of Level

3 assets and liabilities
Fair value
Significant unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation technique(s)
30.6.23 31.12.22
USD bn 30.6.23 31.12.22 30.6.23 31.12.22 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial assets and liabilities at fair value held for

trading and Financial assets at fair value not held

for trading
Corporate and municipal
bonds 1.4 0.8 0.1 0.0
Relative value to
market comparable Bond price equivalent 4 101 94 14 112 85 points
Discounted expected
cash flows Discount margin 200 391 376 412 412
basis
points
Traded loans,

loans
measured at fair value,
loan commitments and
guarantees 9.2 1.7 0.0 0.0
Relative value to
market comparable Loan price equivalent 0 140 87 30 100 97 points
Discounted expected
cash flows Credit spread 60 3,263 347 200 200 200
basis
points
Market comparable
and securitization
model Credit spread 165 1,544 349 145 1,350 322
basis
points
Option model Gap risk
5
0 2 0%
Auction rate securities 1.3 1.3
Discounted expected
cash flows Credit spread 115 209 156 115 196 144
basis
points
Investment fund units
3
0.8 0.3 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
3
3.5 0.9 0.1 0.1
Relative value to
market comparable Price
Debt issued designated at
fair value
4
19.1 10.5
Other financial liabilities
designated at fair value 3.0 0.7
Discounted expected
cash flows Funding spread 25 175 23 175
basis
points
Derivative financial instruments
Interest rate 0.8 0.5 0.3 0.1 Option model Volatility of interest rates 55 161 75 143 basis
points
Volatility of inflation 0 6%
IR-to-IR correlation
(1) 100%
Credit 0.6 0.3 0.7 0.3
Discounted expected
cash flows
Credit spreads

5 538 9 565
basis
points
Bond price equivalent
3 281 3 277 points
Recovery rates
6
1 100%
Option model
Credit spreads

17 707
basis
points
Equity / index 1.1 0.7 3.8 1.2 Option model Equity dividend yields 0 10 0 20%
Volatility of equity stocks,
equity and other indices 4 138 4 120%
Equity-to-FX correlation (40) 84 (29) 84%
Equity-to-equity correlation (25) 100 (25) 100%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points.

Points are a percentage of par (e.g., 100 points would be 100% of par).

2 Weighted averages are provided for
most non-derivative financial instruments and were calculated by weighting inputs based on the

fair values of the respective instruments. Weighted averages are not provided for inputs related

to Other financial liabilities
designated at fair value

and Derivative financial instruments,

as this would not

be meaningful.

3 The range

of inputs is not

disclosed, as there is

a dispersion of

values given the diverse

nature of the investments.

4 Debt issued designated at fair value primarily consists of UBS structured notes, which include variable maturity notes with various equity and foreign exchange underlying risks, as well as rates-linked and credit-linked notes, all of

which have embedded

derivative parameters

that are considered

to be unobservable.

The

equivalent derivative instrument

parameters for debt

issued or embedded

derivatives for over-the-counter

debt
instruments are presented in

the respective derivative

financial instruments lines in

this table.

5 Gap risk is

risk of unexpected large

declines in the underlying

values occurring between

collateral settlement dates.

6 Recovery rate reflects the estimated recovery that will be realized given expected defaults, they may vary significantly depending upon the specific assets and terms of each transaction.

Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities Explanatory

Sensitivity of fair value measurements to changes

in unobservable input assumptions
1
30.6.23 31.3.23 31.12.22
USD m
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Traded loans, loans measured at fair value, loan commitments and guarantees 325 (234) 12 (13) 19 (12)
Securities financing transactions 37 (37) 27 (29) 33 (37)
Auction rate securities 44 (44) 45 (45) 46 (46)
Asset-backed securities 48 (47) 29 (27) 27 (27)
Equity instruments 483 (397) 188 (164) 183 (161)
Investment fund units 127 (129) 29 (30) 19 (21)
Interest rate derivatives, net 221 (111) 20 (13) 18 (12)
Credit derivatives, net 75 (67) 3 (5) 3 (4)
Foreign exchange derivatives, net 6 (6) 4 (5) 10 (5)
Equity / index derivatives, net 646 (614) 371 (338) 361 (330)
Other 296 (292) 63 (74) 20 (41)
Total 2,308 (1,978) 791 (744) 738 (696)
of which: Credit Suisse
2
1,578 (1,312)
1 Sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or Other.

2 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.

Disclosure Of Level 3 Of Fair Value Of Financial Instruments Explanatory

Movements of Level 3 instruments
USD bn
Balance
at the

beginning
of the
period
Credit
Suisse
Level 3
assets and
liabilities
acquired
Net gains /
losses
included in
compre-
hensive
income
1
of which:
related to
instruments
held at the
end of the
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign

currency

translation
Balance
at the
end
of the
period
For the six months ended 30 June 2023
2
Financial assets at fair value held for
trading 1.5 2.2 (0.5) (0.5) 0.5 (1.1) 0.7 0.0 0.1 (0.3) 0.0 3.1
of which: Investment fund units 0.1 0.1 (0.0) (0.0) 0.0 (0.0) 0.0 0.0 0.0 (0.0) (0.0) 0.1
of which: Corporate and municipal
bonds 0.5 1.1 (0.4) (0.4) 0.3 (0.6) 0.0 0.0 0.0 (0.0) 0.0 1.0
of which: Loans 0.6 0.2 0.0 0.0 0.0 (0.3) 0.7 0.0 0.0 (0.2) 0.0 1.0
Derivative financial instruments –
assets 1.5 1.4 (0.1) (0.1) 0.0 (0.0) 0.5 (0.3) 0.1 (0.2) 0.0 3.0
of which: Interest rate 0.5 0.2 0.1 0.1 0.0 0.0 0.1 (0.0) 0.0 (0.0) (0.0) 0.8 of which: Equity / index 0.7 0.5 (0.1) (0.1) 0.0 (0.0) 0.3 (0.2) 0.0 (0.2) (0.0) 1.1
of which: Credit 0.3 0.2 (0.0) (0.0) 0.0 (0.0) 0.1 (0.0) 0.0 (0.0) 0.0 0.6
Financial assets at fair value not held
for trading 3.7 11.6 (0.1) (0.2) 0.7 (0.5) 0.0 (0.0) 0.1 (0.1) 0.0 15.4
of which: Loans 0.7 7.1 (0.1) (0.1) 0.4 (0.1) 0.0 (0.0) 0.0 (0.1) (0.0) 7.9
of which: Auction rate securities 1.3 0.0 0.0 0.0 0.0 (0.0) 0.0 0.0 0.0 0.0 0.0 1.3 of which: Equity instruments 0.8 2.1 (0.0) (0.0) 0.2 (0.1) 0.0 0.0 0.0 0.0 0.0 3.1
Derivative financial instruments –
liabilities 1.7 2.8 0.6 0.5 0.0 (0.0) 0.8 (0.4) 0.1 (0.3) 0.0 5.3
of which: Interest rate 0.1 0.2 0.0 0.0 0.0 0.0 0.1 (0.1) 0.0 0.0 0.0 0.4 of which: Equity / index 1.2 1.7 0.5 0.5 0.0 (0.0) 0.6 (0.3) 0.0 (0.1) 0.0 3.7 of which: Credit 0.3 0.3 0.0 0.0 0.0 (0.0) 0.1 (0.0) 0.1 (0.2) (0.0) 0.6
Debt issued designated at fair value 10.5 8.5 0.4 0.4 0.0 0.0 2.4 (2.5) 0.6 (0.8) (0.0) 19.1
Other financial liabilities designated at
fair value 0.7 2.1 0.0 0.0 0.0 0.0 0.2 (0.1) 0.0 (0.0) (0.0) 3.0

For the six months ended 30 June 2022
Financial assets at fair value held for
trading 2.3 (0.1) (0.2) 0.3 (1.3) 1.0 0.0 0.1 (0.3) (0.0) 1.9
of which: Investment fund units 0.0 (0.0) (0.0) 0.0 (0.0) 0.0 0.0 0.0 (0.0) (0.0) 0.0 of which: Corporate and municipal
bonds 0.6 (0.0) (0.0) 0.2 (0.1) 0.0 0.0 0.0 (0.0) (0.0) 0.7
of which: Loans 1.4 (0.1) (0.1) 0.0 (1.2) 1.0 0.0 0.0 (0.2) (0.0) 1.0
Derivative financial instruments –
assets 1.1 0.5 0.6 0.0 0.0 0.5 (0.4) 0.2 (0.2) (0.0) 1.8
of which: Interest rate 0.5 0.1 0.1 0.0 0.0 0.0 (0.1) 0.1 (0.1) (0.0) 0.4 of which: Equity / index 0.4 0.3 0.3 0.0 0.0 0.2 (0.2) 0.0 (0.0) (0.0) 0.7 of which: Credit 0.2 0.1 0.1 0.0 0.0 0.2 (0.0) 0.1 0.0 0.0 0.6
Financial assets at fair value not held
for trading 4.2 0.1 0.1 0.6 (0.6) 0.0 (0.0) 0.0 (0.1) (0.1) 4.2 of which: Loans 0.9 (0.0) (0.0) 0.5 (0.2) 0.0 0.0 0.0 (0.1) (0.0) 1.0
of which: Auction rate securities 1.6 0.1 0.1 0.0 0.0 0.0 0.0 0.0 0.0 0.0 1.6 of which: Equity instruments 0.7 0.0 0.0 0.0 (0.1) 0.0 0.0 0.0 0.0 (0.0) 0.7
Derivative financial instruments –
liabilities 2.2 (0.6) (0.6) 0.0 0.0 0.9 (0.8) 0.1 (0.1) (0.1) 1.7
of which: Interest rate 0.3 (0.2) (0.2) 0.0 0.0 0.1 (0.0) 0.0 0.0 (0.0) 0.1 of which: Equity / index 1.5 (0.3) (0.3) 0.0 0.0 0.6 (0.7) 0.0 (0.1) (0.0) 1.1 of which: Credit 0.3 (0.1) (0.1) 0.0 0.0 0.1 0.0 0.1 (0.0) (0.0) 0.4
Debt issued designated at fair value
14.2 (2.5) (2.3) 0.0 0.0 4.2 (2.7) 0.7 (1.5) (0.4) 12.0
Other financial liabilities designated at
fair value 0.8 (0.0) (0.0) 0.0 0.0 0.2 (0.1) 0.0 (0.0) (0.0) 0.9
1 Net gains / losses included in comprehensive income are recognized in Net interest income and Other net income from financial instruments measured at fair value through profit or loss in the Income statement, and also in Gains / (losses) from own credit on financial liabilities designated at fair value, before tax in the Statement of comprehensive income.

2 Total Level 3 assets as of 30 June 2023 were USD
21.5 bn (31 December
2022: USD 6.8 bn). Total Level 3 liabilities as of 30 June 2023 were USD 27.6 bn (31 December 2022: USD 13.0 bn).

Disclosure Of Fair Value Of Financial Instruments Not Measured At Fair Value Explanatory

Financial instruments not measured at fair value
30.6.23 31.3.23 31.12.22
USD bn
Carrying
amount Fair value
Carrying
amount Fair value
Carrying
amount Fair value
Assets
Cash and balances at central banks 261.6 261.6 144.2 144.2 169.4 169.4
Amounts due from banks 24.4 24.3 14.9 15.0 14.8 14.8
Receivables from securities financing transactions measured at amortized cost
86.5 86.6 60.0 60.0 67.8 67.8
Cash collateral receivables on derivative instruments 54.3 54.3 32.7 32.6 35.0 35.0
Loans and advances to customers 651.8 639.3 390.1 378.5 387.2 374.9
Other financial assets measured at amortized cost 64.9 62.5 49.2 47.2 53.3 50.8
Liabilities
Amounts due to banks 99.2 99.2 13.6 13.6 11.6 11.6
Payables from securities financing transactions measured at amortized cost 22.3 22.3 9.9 9.9 4.2 4.2
Cash collateral payables on derivative instruments 41.4 41.4 32.2 32.2 36.4 36.4
Customer deposits 712.5 712.3 505.6 504.9 525.1 524.8
Debt issued measured at amortized cost 230.9 229.9 116.3 113.7 114.6 113.5
Other financial liabilities measured at amortized cost
1
13.6 13.7 7.0 7.0 6.2 6.2
1 Excludes lease liabilities.